Fair Values of Assets Held by Japanese and Foreign Plans (Parenthetical) (Detail) (Japanese plans)	Mar. 31, 2012	Mar. 31, 2011
Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	65.00%	64.00%
Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	35.00%	36.00%
Japanese national government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in fixed income securities for the pension plans	64.00%	65.00%
Foreign national and local governments
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in fixed income securities for the pension plans	36.00%	35.00%
Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	42.00%	39.00%
Percentage of investments in fixed income securities for the pension plans	56.00%	58.00%
Percentage of investments in other investments for the pension plans	2.00%	3.00%